Stockholders Deficit (Details 5)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected life		4 years		5 years
Expected Volatility	69.00%	69.00%	39.00%	70.00%
Risk free interest rate	4.23%	4.68%	0.00%	4.06%
Minimum [Member]
Expected life	5 years		5 years
Maximum [Member]
Expected life	10 years		10 years
Warrant To Purchase Of Common Stock [Member]
Dividend yield		0.00%
Expected Volatility		69.00%
Risk free interest rate		4.23%
Warrant To Purchase Of Common Stock [Member] | Minimum [Member]
Expected life		3 years
Warrant To Purchase Of Common Stock [Member] | Maximum [Member]
Expected life		5 years